Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 79	¥ 372
Not later than one year
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	61	348
Later than one year and not later than five years
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 18	¥ 24